Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 818,952	$ 10,863	₨ 900,750
Revenue from contingent rents (Refer Note 33 (E) (ii))	16,729	222	16,724	₨ 15,556
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(12,995)	(172)	(8,462)
JV partner's share of the exploration costs approved under the OM (Refer Note 6(b))	12,760	169
Total revenue	835,446	11,082	909,012	₨ 909,549
Oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	109,062	1,447	126,430
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,945	105	5,270
Zinc Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	157,559	2,090	172,046
Lead Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,702	460	37,575
Silver Metal & Bars [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,756	328	25,829
Iron Ore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,820	196	6,911
Metallurgical Coke [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	553	7	532
Pig Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,394	297	20,612
Copper Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,489	975	92,931
Aluminium products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	254,293	3,373	280,730
Power [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,064	584	47,839
Steel Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,850	502	41,859
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 37,465	$ 499	₨ 42,186